Share-based payments - Disclosure of share Based Assumptions (Details) € / shares in Units, € in Thousands																					6 Months Ended
	Jun. 22, 2022 EUR (€) uSDollarPerEuro € / shares	Jun. 21, 2021 EUR (€) uSDollarPerEuro € / shares	Apr. 20, 2021 EUR (€) uSDollarPerEuro € / shares	Mar. 17, 2020 EUR (€) € / shares	Mar. 11, 2020 EUR (€) uSDollarPerEuro € / shares	Oct. 24, 2019 EUR (€) uSDollarPerEuro € / shares	Mar. 29, 2019 EUR (€) uSDollarPerEuro € / shares	Jul. 27, 2018 EUR (€) € / shares	Mar. 06, 2018 EUR (€) uSDollarPerEuro € / shares	Jan. 07, 2017 EUR (€) uSDollarPerEuro € / shares	Nov. 03, 2016 EUR (€) uSDollarPerEuro € / shares	Feb. 02, 2016 EUR (€) uSDollarPerEuro € / shares	Jun. 25, 2015 EUR (€) € / shares	Jun. 10, 2015 EUR (€) € / shares	Feb. 10, 2015 EUR (€) € / shares	Sep. 16, 2014 EUR (€) € / shares	Aug. 28, 2013 EUR (€) € / shares	Apr. 10, 2013 EUR (€) € / shares	Dec. 18, 2012 EUR (€) € / shares	May 04, 2012 EUR (€) € / shares	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2022 EUR (€)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																					€ 1,349	€ 1,360
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																					25	27
BSPCE 2012-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)																			€ 6.65
Exercise price (in euro per share)																			€ 6.63
Yield																			0.00%
Value of initial plan (in thousands of euros) | €																			€ 288
Expense for the year | €																					0	0
BSPCE 2012-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																			7 years 3 months 18 days
BSPCE 2012-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																			5 years
BSPCE 2012-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																			44.30%
Risk-free rate																			0.84%
BSPCE 2012-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility																			47.60%
Risk-free rate																			1.22%
BSPCE 08-2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)																	€ 6.30
Exercise price (in euro per share)																	€ 5.92
Volatility																	256.00%
Maturity (in years)																	7 years
Risk-free rate																	0.90%
Yield																	0.00%
Value of initial plan (in thousands of euros) | €																	€ 152
Expense for the year | €																					0	0
Exercise price (in euros per share)																	€ 5.92
BSPCE 09-2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)																€ 18.68
Exercise price (in euro per share)																€ 18.68
Volatility																58.00%
Risk-free rate																0.64%
Yield																0.00%
Value of initial plan (in thousands of euros) | €																€ 932
Expense for the year | €																					0	0
Exercise price (in euros per share)																€ 18.68
BSPCE 09-2014 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																6 years
BSPCE 09-2014 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																5 years 6 months
BSPCE 09-2014 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)																6 years 6 months
BSPCE 2015-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)															€ 18.57
Exercise price (in euro per share)															€ 18.57
Risk-free rate															0.39%
Yield															0.00%
Value of initial plan (in thousands of euros) | €															€ 50
Expense for the year | €																					0	0
BSPCE 2015-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)															6 years
BSPCE 2015-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)															5 years 6 months
BSPCE 2015-2 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)															6 years 6 months
BSPCE 2015-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility															58.00%
BSPCE 2015-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility															62.00%
BSPCE 2015-2 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility															61.00%
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)														€ 20.28
Exercise price (in euro per share)														€ 20.28
Risk-free rate														0.56%
Yield														0.00%
Value of initial plan (in thousands of euros) | €														€ 483
Expense for the year | €																					0	0
Exercise price (in euros per share)														€ 20.28
BSPCE 2015-3 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)														6 years
BSPCE 2015-3 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)														5 years 6 months
BSPCE 2015-3 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)														6 years 6 months
BSPCE 2015-3 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility														61.00%
BSPCE 2015-3 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility														62.00%
BSPCE 2015-3 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility														61.00%
BSPCE 2016 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)												€ 14.46
Exercise price (in euro per share)												€ 14.46
Risk-free rate												0.32%
Yield												0.00%
Value of initial plan (in thousands of euros) | €												€ 1,080
Expense for the year | €																					2	0
Exercise price (in euros per share)												€ 14.46
BSPCE 2016 Ordinary | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)												6 years
BSPCE 2016 Ordinary | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)												5 years 6 months
BSPCE 2016 Ordinary | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)												6 years 6 months
BSPCE 2016 Ordinary | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility												59.00%
BSPCE 2016 Ordinary | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility												62.00%
BSPCE 2016 Ordinary | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility												60.00%
BSPCE 2016 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)												€ 14.46
Exercise price (in euro per share)												€ 14.46
Volatility												59.00%
Maturity (in years)												5 years
Risk-free rate												0.19%
Yield												0.00%
Value of initial plan (in thousands of euros) | €												€ 1,212
Expense for the year | €																					18	27
Exercise price (in euros per share)												€ 14.46
BSPCE 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)										€ 15.93
Exercise price (in euro per share)										€ 15.93
Risk-free rate										0.23%
Yield										0.00%
Value of initial plan (in thousands of euros) | €										€ 1,000
Expense for the year | €																					1	0
Exercise price (in euros per share)										€ 15.93
BSPCE 2017 Ordinary | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)										6 years
BSPCE 2017 Ordinary | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)										5 years 6 months
BSPCE 2017 Ordinary | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)										6 years 6 months
BSPCE 2017 Ordinary | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility										58.00%
BSPCE 2017 Ordinary | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility										61.00%
BSPCE 2017 Ordinary | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility										59.00%
BSPCE 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)										€ 15.93
Exercise price (in euro per share)										€ 15.93
Volatility										59.00%
Maturity (in years)										5 years
Risk-free rate										0.11%
Yield										0.00%
Value of initial plan (in thousands of euros) | €										€ 627
Expense for the year | €																					0	0
Exercise price (in euros per share)										€ 15.93
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																					0	0
BSA 04-12
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)																				€ 6.00
Exercise price (in euro per share)																				€ 6.00
Volatility																				49.00%
Maturity (in years)																				10 years
Risk-free rate																				0.96%
Yield																				0.00%
Value of initial plan (in thousands of euros) | €																				€ 183
Expense for the year | €																					0	0
BSA 2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)																		€ 6.30
Exercise price (in euro per share)																		€ 6.30
Volatility																		156.00%
Maturity (in years)																		6 years
Risk-free rate																		0.90%
Yield																		0.00%
Value of initial plan (in thousands of euros) | €																		€ 1
Expense for the year | €																					0	0
Exercise price (in euros per share)																		€ 6.37
BSA 2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)																€ 18.68
Exercise price (in euro per share)																€ 17.67
Volatility																57.00%
Maturity (in years)																5 years
Risk-free rate																0.41%
Yield																0.00%
Value of initial plan (in thousands of euros) | €																€ 0
Expense for the year | €																					€ 0	0
Exercise price (in euros per share)																€ 17.67					€ 17.67
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)															€ 17.67
Exercise price (in euro per share)															€ 17.67
Volatility															58.00%
Maturity (in years)															5 years
Yield															0.00%
Value of initial plan (in thousands of euros) | €															€ 63
Expense for the year | €																					€ 0	0
Exercise price (in euros per share)															€ 17.67
BSA 2015-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate															0.26%
BSA 2015-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate															0.27%
BSA 2015-2 (a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)													€ 17.67
Exercise price (in euro per share)													€ 17.67
Risk-free rate													0.39%
Yield													0.00%
Value of initial plan (in thousands of euros) | €													€ 16
Expense for the year | €																					0	0
Exercise price (in euros per share)													€ 19.54
BSA 2015-2 (a) | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)													5 years 1 month 6 days
BSA 2015-2 (a) | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)													5 years
BSA 2015-2 (a) | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)													5 years 3 months 18 days
BSA 2015-2 (a) | Tranche four
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)													5 years 4 months 24 days
BSA 2015-2 (a) | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility													58.00%
BSA 2015-2 (a) | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility													58.00%
BSA 2015-2 (a) | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility													57.00%
BSA 2015-2 (a) | Tranche four
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility													58.00%
BSA 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)										15.76
Exercise price (in euro per share)										€ 15.76
Volatility										33.00%
Maturity (in years)										2 years 4 months 24 days
Risk-free rate										0.00%
Yield										0.00%
Value of initial plan (in thousands of euros) | €										€ 0
Expense for the year | €																					0	0
BSA 2018
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)									€ 13.55
Exercise price (in euro per share)									€ 13.55
Volatility									38.00%
Maturity (in years)									4 years 9 months 18 days
Yield									0.00%
Value of initial plan (in thousands of euros) | €									€ 2
Expense for the year | €																					0	0
Exercise price (in euros per share)									€ 13.55
BSA 2018 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate									0.70%
BSA 2018 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate									0.10%
BSA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)									€ 13.55
Exercise price (in euro per share)									€ 13.55
Volatility									38.00%
Maturity (in years)									4 years 9 months 18 days
Yield									0.00%
Value of initial plan (in thousands of euros) | €									€ 0
Expense for the year | €																					0	0
Exercise price (in euros per share)									€ 13.55
BSA 2018-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate									0.70%
BSA 2018-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate									0.10%
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)								€ 16.10
Exercise price (in euro per share)								€ 16.10
Volatility								38.00%
Maturity (in years)								4 years 9 months 18 days
Yield								0.00%
Value of initial plan (in thousands of euros) | €								€ 1
Expense for the year | €																					0	0
Exercise price (in euros per share)								€ 16.10
BSA 2018-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate								0.70%
BSA 2018-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate								0.10%
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)							€ 11.66
Exercise price (in euro per share)							€ 11.66
Volatility							37.00%
Yield							0.00%
Value of initial plan (in thousands of euros) | €							€ 24
Expense for the year | €																					0	0
Exercise price (in euros per share)							€ 11.66
BSA 2019-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)							9 years 10 months 24 days
BSA 2019-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years)							9 years 9 months 18 days
BSA 2019-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate							0.16%
BSA 2019-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate							0.50%
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)				€ 13.03
Exercise price (in euro per share)				€ 6.59
Volatility				38.00%
Maturity (in years)				10 years
Yield				0.00%
Value of initial plan (in thousands of euros) | €				€ 19
Expense for the year | €																					0	0
Exercise price (in euros per share)				€ 6.59
BSA 2020 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate				(0.13%)
BSA 2020 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate				(0.07%)
BSA 2021 (a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)			€ 13.47
Exercise price (in euro per share)			€ 13.47
Volatility			39.10%
Maturity (in years)			10 years
Risk-free rate			0.27%
Yield			0.00%
Value of initial plan (in thousands of euros) | €			€ 44
Expense for the year | €																					0	0
Exercise price (in euros per share)			€ 13.47
BSA 2021 (b)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Exercise price (in euro per share)			€ 13.64
Maturity (in years)			10 years
Yield			0.00%
Value of initial plan (in thousands of euros) | €			€ 0
Expense for the year | €																					0	0
Exercise price (in euros per share)			€ 13.64
OSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																					343	147
OSA 2016-1 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €												€ 69
Expense for the year | €																					0	0
Share price (in euros)												€ 13.05
Exercise price (in euros per share)												€ 13.05
Volatility												59.00%
Maturity (in years) | uSDollarPerEuro												5,000
Risk-free rate												0.19%
Yield												0.00%
OSA 2016-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €											€ 27
Expense for the year | €																					0	0
Share price (in euros)											€ 14.26
Exercise price (in euros per share)											€ 14.26
Risk-free rate											0.04%
Yield											0.00%
OSA 2016-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro											6
OSA 2016-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro											5.5
OSA 2016-2 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro											6.5
OSA 2016-2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility											58.00%
OSA 2016-2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility											62.00%
OSA 2016-2 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility											59.00%
OSA 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €										€ 31
Expense for the year | €																					0	0
Share price (in euros)										€ 15.93
Exercise price (in euros per share)										€ 14.97
Risk-free rate										0.23%
Yield										0.00%
OSA 2017 Ordinary | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro										6
OSA 2017 Ordinary | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro										5.5
OSA 2017 Ordinary | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro										6.5
OSA 2017 Ordinary | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility										58.00%
OSA 2017 Ordinary | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility										61.00%
OSA 2017 Ordinary | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility										59.00%
OSA 2018
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €									€ 252
Expense for the year | €																					0	0
Share price (in euros)									€ 12.87
Exercise price (in euros per share)									€ 12.87
Volatility									35.00%
Risk-free rate									0.00%
Yield									0.00%
OSA 2018 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro									6
OSA 2018 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro									5.5
OSA 2018 | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro									6.5
OSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €							€ 140
Expense for the year | €																					0	(1)
Share price (in euros)							€ 11.08
Exercise price (in euros per share)							€ 11.08
Yield							0.00%
OSA 2019-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro							6.5
OSA 2019-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro							6
OSA 2019-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility							38.10%
Risk-free rate							0.103%
OSA 2019-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility							37.40%
Risk-free rate							0.149%
OSA 2019-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €						€ 252
Expense for the year | €																					0	0
Share price (in euros)						€ 6.41
Exercise price (in euros per share)						€ 6.41
Volatility						37.00%
Maturity (in years) | uSDollarPerEuro						10,000
Risk-free rate						0.40%
Yield						0.00%
OSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €					€ 939
Expense for the year | €																					13	28
Share price (in euros)					€ 6.25
Exercise price (in euros per share)					€ 6.25
Volatility					38.30%
Maturity (in years) | uSDollarPerEuro					10,000
Risk-free rate					0.31%
Yield					0.00%
OSA 2021-04 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €			€ 684
Expense for the year | €																					25	(49)
Share price (in euros)			€ 13.60
Exercise price (in euros per share)			€ 13.74
Yield			0.00%
OSA 2021-04 Ordinary | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro			6
OSA 2021-04 Ordinary | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro			5.5
OSA 2021-04 Ordinary | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro			6.5
OSA 2021-04 Ordinary | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			38.90%
Risk-free rate			0.38%
OSA 2021-04 Ordinary | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			37.80%
Risk-free rate			0.33%
OSA 2021-04 Ordinary | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility			38.30%
Risk-free rate			0.28%
OSA 2021-04 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €			€ 1,816
Expense for the year | €																					86	76
Share price (in euros)			€ 13.60
Exercise price (in euros per share)			€ 13.74
Volatility			39.10%
Maturity (in years) | uSDollarPerEuro			10,000
Risk-free rate			0.03%
Yield			0.00%
OSA 2021-06 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €		€ 246
Expense for the year | €																					33	72
Share price (in euros)		€ 12.20
Exercise price (in euros per share)		€ 12.99
Yield		0.00%
OSA 2021-06 Ordinary | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro		6
OSA 2021-06 Ordinary | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro		5.5
OSA 2021-06 Ordinary | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro		6.5
OSA 2021-06 Ordinary | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility		39.20%
Risk-free rate		0.35%
OSA 2021-06 Ordinary | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility		37.90%
Risk-free rate		0.30%
OSA 2021-06 Ordinary | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility		38.10%
Risk-free rate		0.26%
OSA 2021-06 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €		€ 212
Expense for the year | €																					12	12
Share price (in euros)		€ 12.20
Exercise price (in euros per share)		€ 12.99
Volatility		39.10%
Maturity (in years) | uSDollarPerEuro		10,000
Risk-free rate		0.13%
Yield		0.00%
OSA 2022-001 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €		€ 1
Expense for the year | €																					0	0
Share price (in euros)		€ 6.06
Exercise price (in euros per share)	€ 6.17	€ 6.17
Volatility		40.00%
Maturity (in years) | uSDollarPerEuro		10,000
Risk-free rate		1.29%
Yield		0.00%
OSA 2022-06 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €	€ 71
Expense for the year | €																					4	0
Share price (in euros)	€ 3.68
Exercise price (in euros per share)	€ 4.16
Volatility	40.08%
Maturity (in years) | uSDollarPerEuro	10,000
Risk-free rate	2.28%
Yield	0.00%
OSA 2022-06 Ordinaire
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Value of initial plan (in thousands of euros) | €	€ 580
Expense for the year | €																					170	8
Share price (in euros)	€ 3.68
Exercise price (in euros per share)	€ 4.16
Yield	0.00%
OSA 2022-06 Ordinaire | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro	6
OSA 2022-06 Ordinaire | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro	5.5
OSA 2022-06 Ordinaire | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Maturity (in years) | uSDollarPerEuro	6.5
OSA 2022-06 Ordinaire | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility	42.06%
Risk-free rate	1.83%
OSA 2022-06 Ordinaire | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility	41.21%
Risk-free rate	1.87%
OSA 2022-06 Ordinaire | Tranche three
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility	40.65%
Risk-free rate	1.90%
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Expense for the year | €																					982	1,186
AGA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)									€ 12.87
Exercise price (in euro per share)									€ 0.00
Risk-free rate									0.00%
Yield									0.00%
Value of initial plan (in thousands of euros) | €									€ 4,951
Expense for the year | €																					0	0
AGA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)								€ 12.87
Exercise price (in euro per share)								€ 0.00
Risk-free rate								0.00%
Yield								0.00%
Value of initial plan (in thousands of euros) | €								€ 75
Expense for the year | €																					0	0
AGA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)							€ 10.90
Exercise price (in euro per share)							€ 0.00
Yield							0.00%
Value of initial plan (in thousands of euros) | €							€ 4,776
Expense for the year | €																					0	0
AGA 2019-1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate							0.19%
AGA 2019-1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate							0.141%
AGA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)					€ 5.90
Exercise price (in euro per share)					€ 0.00
Yield					0.00%
Value of initial plan (in thousands of euros) | €					€ 287
Expense for the year | €																					0	28
AGA 2020 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate					(0.74%)
AGA 2020 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate					(0.69%)
AGA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)			€ 13.60
Exercise price (in euro per share)			€ 0.00
Yield			0.00%
Value of initial plan (in thousands of euros) | €			€ 4,869
Expense for the year | €																					694	1,146
AGA 2021 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			0.63%
AGA 2021 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate			0.59%
AGA 2022
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)	€ 3.68
Exercise price (in euro per share)	€ 0
Yield	0.00%
Value of initial plan (in thousands of euros) | €	€ 1,092
Expense for the year | €																					271	€ 12
AGA 2022 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate	0.95%
AGA 2022 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate	1.46%
AGA 2023 - P1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)	€ 4.87
Exercise price (in euro per share)	€ 0.00
Yield	0.00%
Value of initial plan (in thousands of euros) | €	€ 2,071
Expense for the year | €																					9
AGA 2023 - P1 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate	3.00%
AGA 2023 - P1 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate	3.20%
AGA 2023 - P2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros)	€ 4.87
Exercise price (in euro per share)	€ 0
Yield	0.00%
Value of initial plan (in thousands of euros) | €	€ 2,130
Expense for the year | €																					€ 9
AGA 2023 - P2 | Tranche one
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate	3.00%
AGA 2023 - P2 | Tranche two
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate	3.20%